                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT        11/13/2000
    _____________________    _______________     ______________
         [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     88

Form 13F Information Table Value Total:     $196,658
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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

                                                           13F Report
                                                            09/29/00
                                               PROSPECTOR PARTNERS, LLC (Hartford)


    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------

                                                  FAIR
                    TITLE           CUSIP         MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                  [X1000]
--------------     --------         ------        ------    -------  ------  -------- ----------- --------   ----   ------  ----

ACE LTD COM        COMMON STOCK      G0070K103      5142     131000    SH                SOLE               131000    0     0
ADVANTA CORP COM   COMMON STOCK      007942105       737      65500    SH                SOLE                65500    0     0
ADVANTA CORP USD.01
   CL-B NONVT      COMMON STOCK      007942204       134      16400    SH                SOLE                16400    0     0
AETNA INC COM      COMMON STOCK      008117103      7115     122550    SH                SOLE               122550    0     0
AFFILIATED COMPUTER
   SERVICES I      COMMON STOCK      008190100       673      13500    SH                SOLE                13500    0     0
ALLEGHANY CORP DEL
   NEW COM         COMMON STOCK      017175100      6077      31000    SH                SOLE                31000    0     0
ALLSTATE CORP COM  COMMON STOCK      020002101      2294      66000    SH                SOLE                66000    0     0
AMBAC FINANCIAL
   GROUP INC       COMMON STOCK      023139108      7226      98650    SH                SOLE                98650    0     0
AMERICAN EXPRESS   COMMON STOCK      025816109       465       7650    SH                SOLE                 7650
AMERICAN FINICAL
   HOLDINGS        COMMON STOCK      026075101       196      11093    SH                SOLE                11093    0     0
AMERICAN GEN CORP
   COM             COMMON STOCK      026351106      4251      54500    SH                SOLE                54500    0     0
AON CORP           COMMON STOCK      037389103      6315     160900    SH                SOLE               160900    0     0
ARDEN RLTY GROUP
   INC COM REIT    COMMON STOCK      039793104       536      20000    SH                SOLE                20000    0     0
AXA FINANCIAL INC
 COM STKUSD0.      OPTIONS - CALLS   0024510AJ      1121      22000    SH     CALL       SOLE                22000    0     0
BERKLEY W R CORP
   COM             COMMON STOCK      084423102      5395     156100    SH                SOLE               156100    0     0
BERKSHIRE HATHAWAY
   CL A INC DE     COMMON STOCK      084670108      1481         23    SH                SOLE                   23    0     0
BERKSHIRE HATHAWAY
   INC CLASS B     COMMON STOCK      084670207      6396       3090    SH                SOLE                 3090    0     0
BOSTON PROPERTIES
   INC             COMMON STOCK      101121101       687      16000    SH                SOLE                16000    0     0
BROWN & BROWN INC
   COM STK         COMMON STOCK      115236101      4990     156850    SH                SOLE               156850    0     0
BYL BANCORP COM
   STK             COMMON STOCK      056064108       230      19600    SH                SOLE                19600    0     0


                                4




CARNIVAL CORP
  COM STK          COMMON STOCK      143658102       948      38500    SH                SOLE                38500    0     0
CHARLES SCHWAB
  CORP COM         COMMON STOCK      808513105      1509      42500    SH                SOLE                42500    0     0
CHASE MANHATTAN
   CORP COM NEW    COMMON STOCK      16161A108      3843      83200    SH                SOLE                83200    0     0
CHASE MANHATTAN
  CORP COM NEW     OPTIONS - CALLS   16161A2AJ      1201      26000    SH     CALL       SOLE                26000    0     0
CLARK/BARDES
  HOLDING INC COM  COMMON STOCK      180668105      2697     264700    SH                SOLE               264700    0     0
CONCORD EFS
  INC COM          COMMON STOCK      206197105      3498      98500    SH                SOLE                98500    0     0
CT BANCSHARES
  COM STK          COMMON STOCK      207540105       511      27000    SH                SOLE                27000    0     0
DATA BROADCASTING
   CORP            COMMON STOCK      237596101        64      20000    SH                SOLE                20000    0     0
DUKE RLTY INVTS
   INC COM NEW     COMMON STOCK      264411505       545      22600    SH                SOLE                22600    0     0
EQUITY OFFICE
  PROPERTIES TRUST REITS/RICS        294741103       621      20000    SH                SOLE                20000    0     0
EQUITY RESIDENTIAL
   PPTYS TR        REITS/RICS        29476L107       576      12000    SH                SOLE                12000    0     0
EVEREST RE GROUP
   LTD COM STK     COMMON STOCK      G3223R108      4888      98750    SH                SOLE                98750    0     0
FIDELITY NATL FINL
   INC COM         COMMON STOCK      316326107      3241     130900    SH                SOLE               130900    0     0
FIRST DATA CORP
   COM             COMMON STOCK      319963104      4580     117260    SH                SOLE               117260    0     0
FIRST HEALTH GROUP
   CORP COM        COMMON STOCK      320960107       339      10500    SH                SOLE                10500    0     0
FIRST INVS FINL
   SVCS GROUP IN   COMMON STOCK      32058A101       775     200000    SH                SOLE               200000    0     0
FIRST UNION CORP
   COM             OPTIONS - CALLS   3373583AF      2736      85000    SH     CALL       SOLE                85000    0     0
FIRST UNION CORP
   COM             OPTIONS - CALLS   3373583AG       418      13000    SH     CALL       SOLE                13000    0     0
GALLAGHER ARTHUR
  J & CO COM       COMMON STOCK      363576109       566       9570    SH                SOLE                 9570    0     0
HAWTHORNE FINL
  CORP COM         COMMON STOCK      420542102       119      10000    SH                SOLE                10000    0     0
HCC INS HLDGS INC
   COM             COMMON STOCK      404132102      3342     164540    SH                SOLE               164540    0     0
HELLER FINANCIAL   COMMON STOCK      423328103       509      17800    SH                SOLE                17800
HILB, ROGAL &
  HAMILTON CO      COMMON STOCK      431294107       366       8775    SH                SOLE                 8775    0     0
HOSPITALITY PPTYS
  TR COM SH B      COMMON STOCK      44106M102       631      27000    SH                SOLE                27000    0     0
IMS HEALTH INC
  COM STK          COMMON STOCK      449934108       830      40000    SH                SOLE                40000    0     0
INT'L SPEEDWAY
  CORP             COMMON STOCK      460335201       488      12500    SH                SOLE                12500    0     0


                                5




INTUIT INC COM     COMMON STOCK      461202103      3733      65493    SH                SOLE                65493    0     0
J HANCOCK FINL
  COM STK          COMMON STOCK      41014S106      7012     260900    SH                SOLE               260900    0     0
JEFFERSON PILOT
  CORP COM         COMMON STOCK      475070108      5002      73700    SH                SOLE                73700    0     0
KAYE GROUP INC COM COMMON STOCK      486589104       110      18500    SH                SOLE                18500    0     0
KEYCORP NEW COM    COMMON STOCK      493267108      1544      61000    SH                SOLE                61000    0     0
LIBERTY FINL CO
  INC COM          COMMON STOCK      530512102       294      12500    SH                SOLE                12500    0     0
LONDON PACIFIC
  GROUP LTD ADR    ADRS STOCKS       542073101      4885     245800    SH                SOLE               245800    0     0
MACK-CALI REALTY
  CORP REIT        REITS/RICS        554489104       564      20000    SH                SOLE                20000    0     0
MARKEL CORP COM    COMMON STOCK      570535104      1366       9000    SH                SOLE                 9000    0     0
MARSH & MCLENNAN
   COS INC COM     COMMON STOCK      571748102      3884      29259    SH                SOLE                29259    0     0
MBNA CORP COM      COMMON STOCK      55262L100      1848      48000    SH                SOLE                48000    0     0
MELLON FINANCIAL
   CORP            COMMON STOCK      58551A108      3014      65000    SH                SOLE                65000    0     0
MUTUAL RISK
  MANAGEMENT LTD   COMMON STOCK      628351108      2855     130225    SH                SOLE               130225    0     0
NEUBERGER BERMAN
   INC COM STK     COMMON STOCK      641234109      1851      30100    SH                SOLE                30100    0     0
NOVA CORP GA COM   COMMON STOCK      669784100      1370      80000    SH                SOLE                80000    0     0
PACIFIC UNION BANK COMMON STOCK      695025106       544      58000    SH                SOLE                58000    0     0
PARTNERRE LIMITED
   BERMUDA         COMMON STOCK      G6852T105       588      12400    SH                SOLE                12400    0     0
PNC FINANCIAL
  SERVICES GRP     COMMON STOCK      693475105      3836      59000    SH                SOLE                59000    0     0
PORT FINANCIAL
  CORP COM STK     COMMON STOCK      7341191000      879      49500    SH                SOLE                49500    0     0
PRESIDENTIAL LIFE
   CORP COM        COMMON STOCK      740884101      2106     141000    SH                SOLE               141000    0     0
PROFESSIONALS INS
   CO MGMT GROU    COMMON STOCK      742954100       540      24200    SH                SOLE                24200    0     0
PROGRESSIVE CORP   COMMON STOCK      743315103       921      11250    SH                SOLE                11250    0     0
PROVIDENT FINANCIAL
 HLDGS INC         COMMON STOCK      743868101       589      31120    SH                SOLE                31120    0     0
PXRE GROUP LTD
  COM STK          COMMON STOCK      G73018106      1478      93800    SH                SOLE                93800    0     0
RENAISSANCE RE
  HLDGS LTD COM    COMMON STOCK      G7496G103      7051     110270    SH                SOLE               110270    0     0
SAFECO CORP        COMMON STOCK      786429100      1965      72100    SH                SOLE                72100    0     0
SCOTTISH ANNUITY
  AND LIFE HOLD    COMMON STOCK      G7885T104       234      25300    SH                SOLE                25300    0     0
STATE STREET CORP
   COM             COMMON STOCK      857477103      2639      20300    SH                SOLE                20300    0     0
TRENWICK GROUP     COMMON STOCK      G9032C109      2328     122500    SH                SOLE               122500    0     0
TRIZEC HAHN CORP
   COM SUB VOTIN   COMMON STOCK      896938107      2169     129000    SH                SOLE               129000    0     0
U.S. BANCORP COM   COMMON STOCK      902973106      1388      61000    SH                SOLE                61000    0     0


                                6




U.S. BANCORP COM   OPTIONS - CALLS   9029731AD       341      15000    SH     CALL       SOLE                15000    0     0
U.S. BANCORP COM   OPTIONS - CALLS   9029733AD       341      15000    SH     CALL       SOLE                15000    0     0
UNUMPROVIDENT CORP
   COM             COMMON STOCK      91529Y106      3297     121000    SH                SOLE               121000    0     0
VESTA INSURANCE
   GROUP           COMMON STOCK      925391104      9096    1692212    SH                SOLE              1692212    0     0
WADDELL & REED
  FIN CL B         COMMON STOCK      930059209       290      10000    SH                SOLE                10000    0     0
WADDELL & REED
  FINANCIAL INC    COMMON STOCK      930059100      4746     153088    SH                SOLE               153088    0     0
WASHINGTON MUT
  INC COM          OPTIONS - CALLS   9393225AF      1991      50000    SH     CALL       SOLE                50000    0     0
WASHINGTON POST CO COMMON STOCK      939640108      1584       3000    SH                SOLE                 3000    0     0
WESCO FINL CORP    COMMON STOCK      950817106       574       2288    SH                SOLE                 2288    0     0
XL CAPITAL LTD
  CL-A COM STK     COMMON STOCK      G98255105      4230      57536    SH                SOLE                57536    0     0
ZENITH NATL INS
  CORP             COMMON STOCK      989390109       279      12760    SH                SOLE                12760    0     0


































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